Remuneration of Auditors	12 Months Ended
Jun. 30, 2023
Auditor's remuneration [abstract]
Remuneration of Auditors

Note 19. Remuneration of Auditors

During the financial year the following fees were paid or payable for services provided by RSM Australia Partners and Grassi & Co., CPAs, P.C., the auditors of the company:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Audit services - RSM Australia Partners
Audit or review of the financial statements	81,000	77,500

Other services - RSM Australia Partners
Preparation of the tax return	38,849	3,656

Other services - RSM USA
Preparation of the tax return	52,730	-

	172,579	81,156

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Audit services – Grassi & Co.
Audit and review of the financial statements	138,712	136,364

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023